                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  3/31/04
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                    05/10/04
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   274,796,625
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
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
------------------------------------------------------------------------------------------------------------------------------------

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

            Form 13F Information Table - Birinyi Associates 1/31/04

                                                                                                                      Column 8
         Column 1                      Column 2    Column 3   Column 4          Column 5           Column 6   ----------------------
------------------------------------------------------------------------------------------------------------      Voting authority
         Name of                       Title of      CUSIP     Value   Shrs or   SH/PRN Put/Call  Investment  ----------------------
         Issuer                         class                (x $1000) prn amt                    discretion   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                  COMMON STOCK  78462F103  $22,836  201,910                       SOLE     201,910
DIAMONDS Trust Series I              COMMON STOCK  252787106  $10,652  102,500                       SOLE     102,500
Citigroup Inc                        COMMON STOCK  172967101  $8,624   166,799                       SOLE     166,799
Pfizer Inc                           COMMON STOCK  717081103  $6,975   199,013                       SOLE     199,013
Exxon Mobil Corp                     COMMON STOCK  30231G102  $6,757   162,462                       SOLE     162,462
Wal-Mart Stores Inc                  COMMON STOCK  931142103  $6,595   110,490                       SOLE     110,490
General Electric Co                  COMMON STOCK  369604103  $6,464   211,786                       SOLE     211,786
Dell Inc                             COMMON STOCK  24702R101  $5,964   177,400                       SOLE     177,400
International Business Machines Corp COMMON STOCK  459200101  $5,419    59,002                       SOLE     59,002
American International Group Inc     COMMON STOCK  026874107  $5,103    71,514                       SOLE     71,514
3M Co                                COMMON STOCK  88579Y101  $4,949    60,450                       SOLE     60,450
Berkshire Hathaway Inc               COMMON STOCK  084670108  $4,665      50                         SOLE       50
American Express Co                  COMMON STOCK  025816109  $4,533    87,425                       SOLE     87,425
Intel Corp                           COMMON STOCK  458140100  $4,395   161,584                       SOLE     161,584
Amgen Inc                            COMMON STOCK  031162100  $4,145    71,288                       SOLE     71,288
Goldman Sachs Group Inc              COMMON STOCK  38141G104  $4,033    38,650                       SOLE     38,650
Microsoft Corp                       COMMON STOCK  594918104  $4,005   160,634                       SOLE     160,634
Altria Group Inc                     COMMON STOCK  02209S103  $3,920    72,000                       SOLE     72,000
Bank of America Corp                 COMMON STOCK  060505104  $3,882    47,937                       SOLE     47,937
Progressive Corp/The                 COMMON STOCK  743315103  $3,854    44,000                       SOLE     44,000
Cisco Systems Inc                    COMMON STOCK  17275R102  $3,426   145,348                       SOLE     145,348
Morgan Stanley                       COMMON STOCK  617446448  $3,182    55,534                       SOLE     55,534
ChevronTexaco Corp                   COMMON STOCK  166764100  $3,123    35,583                       SOLE     35,583
Procter & Gamble Co                  COMMON STOCK  742718109  $2,829    26,975                       SOLE     26,975
Johnson & Johnson                    COMMON STOCK  478160104  $2,816    55,513                       SOLE     55,513
Merrill Lynch & Co Inc               COMMON STOCK  590188108  $2,644    44,400                       SOLE     44,400
Eli Lilly & Co                       COMMON STOCK  532457108  $2,626    39,248                       SOLE     39,248
Tyco International Ltd               COMMON STOCK  902124106  $2,604    90,900                       SOLE     90,900
Fannie Mae                           COMMON STOCK  313586109  $2,554    34,350                       SOLE     34,350
Yahoo! Inc                           COMMON STOCK  984332106  $2,511    51,800                       SOLE     51,800
Best Buy Co Inc                      COMMON STOCK  086516101  $2,477    47,900                       SOLE     47,900
United Technologies Corp             COMMON STOCK  913017109  $2,373    27,500                       SOLE     27,500
eBay Inc                             COMMON STOCK  278642103  $2,215    31,975                       SOLE     31,975
Texas Instruments Inc                COMMON STOCK  882508104  $2,162    74,000                       SOLE     74,000
Caterpillar Inc                      COMMON STOCK  149123101  $1,842    23,300                       SOLE     23,300
Coca-Cola Co/The                     COMMON STOCK  191216100  $1,801    35,800                       SOLE     35,800
Bear Stearns Cos Inc/The             COMMON STOCK  073902108  $1,776    20,250                       SOLE     20,250
Verizon Communications Inc           COMMON STOCK  92343V104  $1,697    46,431                       SOLE     46,431
Merck & Co Inc                       COMMON STOCK  589331107  $1,551    35,100                       SOLE     35,100
Countrywide Financial Corp           COMMON STOCK  222372104  $1,517    15,816                       SOLE     15,816
Hewlett-Packard Co                   COMMON STOCK  428236103  $1,472    64,431                       SOLE     64,431
Amazon.Com Inc                       COMMON STOCK  023135106  $1,456    33,650                       SOLE     33,650
Consolidated Edison Inc              COMMON STOCK  209115104  $1,449    32,850                       SOLE     32,850
UST Inc                              COMMON STOCK  902911106  $1,399    38,750                       SOLE     38,750
International Paper Co               COMMON STOCK  460146103  $1,395    33,000                       SOLE     33,000
SBC Communications Inc               COMMON STOCK  78387G103  $1,287    52,448                       SOLE     52,448
Schlumberger Ltd                     COMMON STOCK  806857108  $1,251    19,600                       SOLE     19,600
Dow Chemical Co/The                  COMMON STOCK  260543103  $1,249    31,000                       SOLE     31,000
NVR Inc                              COMMON STOCK  62944T105  $1,242    2,700                        SOLE      2,700
JP Morgan Chase & Co                 COMMON STOCK  46625H100  $1,238    29,508                       SOLE     29,508
People's Bank/Bridgeport CT          COMMON STOCK  710198102  $1,209    26,000                       SOLE     26,000
DR Horton Inc                        COMMON STOCK  23331A109  $1,187    33,500                       SOLE     33,500
Washington Mutual Inc                COMMON STOCK  939322103  $1,166    27,300                       SOLE     27,300
Lehman Brothers Holdings Inc         COMMON STOCK  524908100  $1,090    13,150                       SOLE     13,150

                                                                                                                      Column 8
         Column 1                      Column 2    Column 3   Column 4          Column 5           Column 6   ----------------------
------------------------------------------------------------------------------------------------------------      Voting authority
         Name of                       Title of      CUSIP     Value   Shrs or   SH/PRN Put/Call  Investment  ----------------------
         Issuer                         class                (x $1000) prn amt                    discretion   Sole    Shared   None
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
iShares Lehman 7-10 Year Treasury
  Bond Fund                          COMMON STOCK  464287440  $1,059    12,100                       SOLE     12,100
Cendant Corp                         COMMON STOCK  151313103  $1,037    42,500                       SOLE     42,500
Time Warner Inc                      COMMON STOCK  887317105   $926     54,950                       SOLE     54,950
Nasdaq-100 Index Tracking Stock      COMMON STOCK  631100104   $921     25,700                       SOLE     25,700
Deere & Co                           COMMON STOCK  244199105   $873     12,600                       SOLE     12,600
Abbott Laboratories                  COMMON STOCK  002824100   $816     21,222                       SOLE     21,222
General Motors Corp                  COMMON STOCK  370442105   $801     17,009                       SOLE     17,009
Campbell Soup Co                     COMMON STOCK  134429109   $706     25,900                       SOLE     25,900
FedEx Corp                           COMMON STOCK  31428X106   $690     9,175                        SOLE      9,175
McDonald's Corp                      COMMON STOCK  580135101   $677     23,700                       SOLE     23,700
Qualcomm Inc                         COMMON STOCK  747525103   $616     9,300                        SOLE      9,300
Alcoa Inc                            COMMON STOCK  013817101   $581     16,750                       SOLE     16,750
iShares Lehman Treasury Inflation
  Protected Securities Fund          COMMON STOCK  464287176   $577     5,400                        SOLE      5,400
Home Depot Inc                       COMMON STOCK  437076102   $560     15,001                       SOLE     15,001
BP PLC                                    ADR      055622104   $560     10,928                       SOLE     10,928
Gallaher Group Plc                        ADR      363595109   $552     11,500                       SOLE     11,500
Coca-Cola Enterprises Inc            COMMON STOCK  191219104   $532     22,000                       SOLE     22,000
Liberty Media Corp                   COMMON STOCK  530718105   $514     46,935                       SOLE     46,935
Baxter International Inc             COMMON STOCK  071813109   $502     16,250                       SOLE     16,250
Ford Motor Co                        COMMON STOCK  345370860   $478     35,250                       SOLE     35,250
Peoples Energy Corp                  COMMON STOCK  711030106   $469     10,500                       SOLE     10,500
Bristol-Myers Squibb Co              COMMON STOCK  110122108   $460     18,967                       SOLE     18,967
Brandywine Realty Trust                  REIT      105368203   $451     14,750                       SOLE     14,750
Wyeth                                COMMON STOCK  983024100   $445     11,850                       SOLE     11,850
Golden West Financial Corp           COMMON STOCK  381317106   $431     3,850                        SOLE      3,850
Intuit Inc                           COMMON STOCK  461202103   $424     9,500                        SOLE      9,500
Wells Fargo & Co                     COMMON STOCK  949746101   $368     6,500                        SOLE      6,500
PepsiCo Inc                          COMMON STOCK  713448108   $349     6,479                        SOLE      6,479
Sony Corp                                 ADR      835699307   $334     8,000                        SOLE      8,000
Berkshire Hathaway Inc               COMMON STOCK  084670207   $330      106                         SOLE       106
ConocoPhillips                       COMMON STOCK  20825C104   $314     4,500                        SOLE      4500
iShares MSCI EAFE Index Fund         COMMON STOCK  464287465   $283     2,000                        SOLE      2,000
Autozone Inc                         COMMON STOCK  053332102   $279     3,250                        SOLE      3,250
Tiffany & Co                         COMMON STOCK  886547108   $277     7,250                        SOLE      7,250
Vornado Realty Trust                     REIT      929042109   $272     4,500                        SOLE      4,500
BellSouth Corp                       COMMON STOCK  079860102   $266     9,611                        SOLE      9,611
Colgate-Palmolive Co                 COMMON STOCK  194162103   $229     4,164                        SOLE      4,164
Genentech Inc                        COMMON STOCK  368710406   $225     2,130                        SOLE      2,130
Nokia OYJ                                 ADR      654902204   $225     11,100                       SOLE     11,100
InterActiveCorp                      COMMON STOCK  45840Q101   $221     7,000                        SOLE      7,000
Immunomedics Inc                     COMMON STOCK  452907108   $219     54,000                       SOLE     54,000
Nextel Communications Inc            COMMON STOCK  65332V103   $212     8,600                        SOLE      8,600
Sun Microsystems Inc                 COMMON STOCK  866810104    $61     14,612                       SOLE     14,612
Bay View Capital Corp                COMMON STOCK  07262L101    $22     10,000                       SOLE     10,000
Neomedia Technologies Inc            COMMON STOCK  640505103    $1      10,000                       SOLE     10,000
Government of Canada 121/24              Bond      016410357   $400    400,000                       SOLE     400,000
Procter & Gamble 4% 4/30/05              Bond      014434143   $250    250,000                       SOLE     250,000
US Government Strips -
  Interest 8/15/21                       Bond      912833LE8   $162    162,000                       SOLE     162,000